Interest income and expense	9 Months Ended
Jul. 31, 2020
Text block [abstract]
Interest income and expense
Note 14.    Interest income and expense
The table below provides the consolidated interest income and expense by accounting categories.

	For the three months ended						For the nine months ended
$ millions	2020 Jul. 31		2020 Apr. 30		2019 Jul. 31		2020 Jul. 31		2019 Jul. 31
	Interest income	Interest expense	Interest income	Interest expense	Interest income	Interest expense	Interest income	Interest expense	Interest income	Interest expense
Measured at amortized cost (1)(2)	$3,342	$990	$3,998	$1,858	$4,540	$2,504	$11,775	$5,174	$13,310	$7,431
Debt securities measured at FVOCI (1)	132	n/a	206	n/a	241	n/a	578	n/a	714	n/a
Other (3)	364	119	498	82	490	73	1,369	296	1,396	239
Total	$3,838	$1,109	$4,702	$1,940	$5,271	$2,577	$13,722	$5,470	$15,420	$7,670
(1)	Interest income for financial instruments that are measured at amortized cost and debt securities that are measured at FVOCI is calculated using the effective interest rate method.
(2)	Effective November 1, 2019, includes interest income on sublease-related assets and interest expense on lease liabilities under IFRS 16.
(3)	Includes interest income and expense and dividend income for financial instruments that are mandatorily measured and designated at FVTPL and equity securities designated at FVOCI.
n/a	Not applicable.